Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of other assets [abstract]
Accrued interest	$ 3,710	$ 2,155
Accounts receivable and prepaids	1,715	2,201
Current tax assets	3,349	1,722
Margin deposit derivatives	15,656	5,990
Segregated fund assets	1,795	2,197
Pension assets (Note 28)	1,052	456
Receivable from brokers, dealers and clients	4,608	2,997
Other	5,371	4,226
Total	$ 37,256	$ 21,944